Annual Total Returns[BarChart] - Invesco DWA Healthcare Momentum ETF - ETF	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	6.62%	16.44%	44.08%	13.76%	2.28%	(12.91%)	50.11%	(0.86%)	33.79%	67.14%